Auditor remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration
Audit Fees	€ 4,088	€ 2,460
Audit-Related Fees	60	43
Audit fees related to prior year audit	1,504	402
All Other Fees		77
Total auditor's remuneration	5,651	€ 2,982
Audit-related fees provided for audit of non-financial report including sustainability-related disclosures	€ 60